Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash Flows from Operating Activities:
Net income	$ 190,339	$ 1,365,651
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in the Trust Account	(1,033,199)	(2,008,496)
Changes in operating assets and liabilities:
Prepaid income taxes	52,949
Prepaid expenses	13,375	(166,250)
Accounts payable and accrued expenses	140,481	117,470
Income taxes payable	143,028	36,784
Net cash used in operating activities	(493,027)	(654,841)
Cash Flows from Investing Activities:
Cash invested in Trust Account		(280,000,000)
Cash withdrawn from Trust Account to pay franchise taxes and income taxes	280,050	364,000
Net cash provided by (used in) investing activities	280,050	(279,636,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock		2,826
Proceeds from sale of Units, net of underwriting fee paid		274,400,000
Proceeds from sale of Private Placement Warrants		7,600,000
Proceeds from promissory note - related party		185,970
Repayment of promissory note - related party		(223,470)
Payment of offering costs		(487,662)
Net cash provided by financing activities		281,477,664
Net Change in Cash	(212,977)	1,186,823
Cash – Beginning of period	1,070,048	20,000
Cash – End of period	857,071	1,206,823
Supplementary cash flow information:
Cash paid for income taxes.		364,000
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption		266,693,780
Change in value of common stock subject to possible redemption	190,340	1,367,880
Deferred underwriting fee payable		$ 9,800,000